UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2022
Date of reporting period: April 30, 2022

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis ETFs

Davis Select U.S. Equity ETF | DUSA
Davis Select Financial ETF | DFNL
Davis Select Worldwide ETF | DWLD
Davis Select International ETF | DINT

(part of Davis Fundamental ETF Trust)

April 30, 2022

SEMI-ANNUAL REPORT

DAVIS FUNDAMENTAL ETF TRUST	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust (the “Funds”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

The views in this report were as of April 30, 2022 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.

Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisetfs.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ daily holdings is also available at www.davisetfs.com.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF

Performance Overview

Davis Select U.S. Equity ETF’s net asset value and market price returns1 (-14.17% and -14.07%, respectively) underperformed the -9.65% return of the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended April 30, 2022 (the “period”). The sectors2 within the S&P 500® that reported the strongest performance were Energy (up 34%), Consumer Staples (up 11%), and Utilities (up 8%). The sectors within the S&P 500® that reported the weakest performance were Communication Services (down 28%), Consumer Discretionary (down 19%), and Information Technology (down 13%).

Detractors from Performance

The Fund’s Consumer Discretionary holdings were the most important detractor3 from performance relative to the Index. The Fund’s holdings underperformed the S&P 500® sector (down 31%, versus down 19%). Amazon4 (down 26%) and Alibaba (down 41%) were among the weaker performers from this sector. Alibaba, removed from the Fund in August 2021, was repurchased in November 2021.

Relative performance suffered due to the Fund’s overweighting in the worst performing sector of the Index, Communication Services (average weighting of 15%, versus 10%). Alphabet (down 22%) and Meta Platforms (down 38%), the sole holdings in this sector, were the two largest Fund detractors during the period.

A significantly overweight position in the lesser performing Financials sector (average weighting of 54%, versus 12%) hindered relative performance, while also resulting in the sector detracting the most on an absolute basis. Capital One Financial (down 17%), JPMorgan Chase (down 29%), Wells Fargo (down 14%), Bank of New York Mellon (down 28%), and U.S. Bancorp (down 18%), all holdings that were significant contributors in prior periods, were among the key detractors from performance during the most recent period.

The Fund had no exposure in Energy, Consumer Staples, and Utilities, the three highest performing sectors of the S&P 500®, respectively, and relative performance suffered as a result. Another weak performer was Viatris (down 21%), a Health Care holding.

Contributors to Performance

The Fund’s holdings in Financials outperformed the Index sector (down 9%, versus down 12%), offsetting the aforementioned relative underperformance caused by its overweight position. Berkshire Hathaway (up 12%) was the top contributor and largest holding at the end of the period, representing 10.45% of net assets. Other contributors included DBS Group Holdings (up 7%), Markel (up 3%), and American Express (up 1%). DBS Group Holdings was also a top ten holding at the end of the period, representing 5.54% of net assets.

The Fund’s sole holding in the Materials sector, Teck Resources (up 43%), outperformed those of the Index (up 1%). The Fund also benefited from its lower average weighting in the weaker performing Information Technology sector (7%, versus 27%).

The Fund’s Industrials position was a slight contributor to absolute performance. The Fund’s two holdings during the period outperformed the Index sector (up 7%, versus down 8%). Owens Corning (up 7%), a recent purchase, and Raytheon Technologies (up less than 1%) were among the top contributors. The Fund no longer owns Raytheon Technologies.

Cigna (up 17%), a Health Care holding, was another top contributor during the period.

Davis Select U.S. Equity ETF’s investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, focused portfolio risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2022, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor’s 500® Index for an investment made at NAV on January 11, 2017

$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
S&P 500®
DUSA - NAV
S&P 500®
$19,985
DUSA
$15,711
01/11/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22

Average Annual Total Return for periods ended April 30, 2022

Fund & Benchmark Index	1-Year	5-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	(15.30)%	9.06%	8.90%	0.60%	0.60%
DUSA - Market Price	(15.39)%	8.99%	8.92%	0.60%	0.60%
S&P 500® Index	0.21%	13.65%	13.95%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2022

	1-Year	5-Year	Since Fund’s Inception (01/11/17)
DUSA - Net Asset Value (NAV)	1.21%	11.53%	11.19%
DUSA - Market Price	1.06%	11.49%	11.23%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF

Performance Overview

Davis Select Financial ETF’s net asset value and market price returns1 (-10.31% and -10.41%, respectively) outperformed the -13.47% return of the S&P 500® Financials Index (the “Index”) for the six-month period ended April 30, 2022 (the “period”). The industries2 within the Index that reported the strongest performance were Diversified Financial Services (up 12%) and Insurance (up 2%). The industries within the Index that reported the weakest performance were Banks (down 23%), Capital Markets (down 22%), and Consumer Finance (down 6%).

Contributors to Performance

The Fund’s Insurance position was the largest contributor3 to absolute performance and a strong contributor relative to the Index. The Fund benefited from both its higher average weighting (21%, versus 18%) and stronger stock selection (up 9%, compared to up 2% for the Index industry). Alleghany4 (up 28%) was the top Fund contributor during the period. Other contributors from Insurance included Loews (up 12%), Chubb (up 7%), Markel (up 3%), and Everest Re Group (up 6%). Chubb and Markel were top five holdings at the end of the period, representing 7.51% and 5.74% of net assets, respectively.

While the Fund’s Bank holdings detracted in absolute terms, its relative outperformance was helped by these Bank holdings (down 15%, versus down 23% for the Index industry). DBS Group Holdings (up 7%) and M&T Bank (up 15%) were both among the top contributors.

The Fund also benefited relative to the Index due its lower average weighting in the weaker performing Capital Markets industry (13%, versus 27%).

Other top contributors during the period were Berkshire Hathaway (up 12%) and American Express (up 1%). Berkshire Hathaway was a top five holding at the end of the period, representing 7.47% of net assets.

Detractors from Performance

As mentioned above, the Fund’s Bank holdings hindered absolute performance and in fact were the largest absolute industry detractor due to its large average weighting (42%, versus 37%). Five of the top ten detractors during the period came from the Bank industry which included JPMorgan Chase (down 29%), U.S. Bancorp (down 18%), Bank of America (down 25%), PNC Financial (down 20%), and Wells Fargo (down 14%). U.S. Bancorp was a top five holding at the end of the period, representing 6.33% of net assets.

The Fund’s Capital Markets position also detracted from absolute performance. Stock selection suffered (down 26%, versus down 22%) which partially offset the benefit from the underweight position discussed above. Julius Baer Group (down 29%), Bank of New York Mellon (down 28%), and Charles Schwab (down 19%) were key detractors from this industry.

In addition, an underweight position in the stronger performing Diversified Financial Services industry (average weighting of 7%, versus 13%) hindered relative performance.

The top individual detractor from performance was Capital One Financial (down 17%), a Consumer Finance holding and largest position at the end of the period, representing 8.49% of net assets. Rocket Companies (down 42%), a Thrifts & Mortgage Finance holding, was also a key detractor.

Davis Select Financial ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.

Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.

Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2022, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]	The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
[3]
A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor’s 500® Financials Index for an investment made at NAV on January 11, 2017

S&P 500® Financials
DFNL - NAV
S&P 500® Financials $16,332
DFNL $15,504
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
01/11/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22

Average Annual Total Return for periods ended April 30, 2022

Fund & Benchmark Index	1-Year	5-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	(4.18)%	8.42%	8.62%	0.62%	0.62%
DFNL - Market Price	(4.29)%	8.37%	8.63%	0.62%	0.62%
S&P 500® Financials Index	(3.00)%	10.23%	9.70%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor’s 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2022

	1-Year	5-Year	Since Fund’s Inception (01/11/17)
DFNL - Net Asset Value (NAV)	12.66%	10.57%	10.74%
DFNL - Market Price	12.56%	10.54%	10.76%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF

Performance Overview

Davis Select Worldwide ETF’s net asset value and market price returns1 (-18.47% and -18.29%, respectively) underperformed the -11.63% return of the Morgan Stanley Capital International All Country World Index (“MSCI” or the “Index”) for the six-month period ended April 30, 2022 (the “period”). The sectors2 within the MSCI that reported the strongest performance were Energy (up 20%), Utilities (up 4%), and Consumer Staples (up 2%). The sectors within the MSCI that reported the weakest performance were Communication Services (down 24%), Consumer Discretionary (down 22%), and Information Technology (down 17%).

Detractors from Performance

The Fund held a large position in Consumer Discretionary companies. These holdings were the top detractor3 from Fund performance both on an absolute basis and relative to the Index. The Fund’s holdings underperformed the Index sector (down 36%, versus down 22%) and the Fund was overweight in this weaker performing sector (average weighting of 21%, versus 12%). Of the top ten detractors during the period, six were from the Consumer Discretionary sector led by Prosus4 (down 44%) and Alibaba (down 41%). Meituan (down 37%), Vroom (down 92%), Amazon (down 26%), and JD.com (down 21%) were the additional top detractors from this sector.

The Fund’s overweighting in the worst performing sector of the Index, Communication Services (average weighting of 15%, versus 8%) hindered performance. These holdings also underperformed the Index sector (down 26%, versus down 24%). Meta Platforms (down 38%) and Alphabet (down 22%) were among the largest detractors during the period.

The Fund had no exposure in Energy or Utilities and was significantly underweight in Consumer Staples (average weighting of 1%, versus 7%), the three highest performing sectors of the MSCI. As a result, relative performance suffered.

Additional individual detractors from performance were two holdings from Financials, Julius Baer Group (down 29%) and Wells Fargo (down 14%).

The Fund had an average weighting of 21% of net assets in Chinese securities and these holdings were down 28% during the period.

Contributors to Performance

The Fund benefited on a relative basis due to its significantly overweight position in Financials (average weighting of 42%, compared to the Index’s 15%). The Fund’s holdings also outperformed the Index sector (down 8%, versus down 10%). Berkshire Hathaway (up 12%) was the top contributor and second-largest holding at the end of the period, representing 6.63% of net assets. Another top contributor was DBS Group Holdings (up 7%), the largest holding at the end of the period, representing 7.07% of net assets.

The Fund’s sole holding in the Materials sector, Teck Resources (up 43%), outperformed the Index sector (up 1%). The Fund also benefited from its lower average weighting in the weaker performing Information Technology sector (12%, versus 22%).

Other individual contributors were Cigna (up 17%), Liberty Media, Formula One (up 11%), Quotient Technology (up 18%), and recent purchase Owens Corning (up 7%). The Fund no longer owns Quotient Technology.

Davis Select Worldwide ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, China risk-generally, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2022, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment made at NAV on January 11, 2017

MSCI ACWI®
DWLD - NAV
$21,000
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
01/11/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
MSCI ACWI® $16,770
DWLD $13,432

Average Annual Total Return for periods ended April 30, 2022

Fund & Benchmark Index	1-Year	5-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	(28.65)%	4.73%	5.72%	0.62%	0.62%
DWLD - Market Price	(28.52)%	4.69%	5.72%	0.62%	0.62%
MSCI ACWI®	(5.44)%	9.45%	10.25%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2022

	1-Year	5-Year	Since Fund’s Inception (01/11/17)
DWLD - Net Asset Value (NAV)	(17.93)%	7.04%	7.60%
DWLD - Market Price	(18.32)%	6.95%	7.58%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF

Performance Overview

Davis Select International ETF’s net asset value and market price returns1 (-18.49% and -18.20%, respectively) underperformed the -11.87% return of the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the six-month period ended April 30, 2022 (the “period”). The sectors2 within the MSCI that reported the strongest performance were Energy (up 8%) and Materials (up 1%). The sectors within the MSCI that reported the weakest performance were Consumer Discretionary (down 24%), Information Technology (down 22%), and Industrials (down 15%).

Detractors from Performance

The Fund held a large position in Consumer Discretionary companies. These holdings were the top detractor3 from Fund performance both on an absolute basis and relative to the Index. The Fund was overweight in the weakest performing sector of the Index (average weighting of 25%, versus 12%) and the Fund’s holdings underperformed the Index sector (down 33%, versus down 24%). The top three overall detractors, Alibaba4 (down 41%), Meituan (down 37%), and Prosus (down 44%), respectively, all came from the Consumer Discretionary sector. JD.com (down 21%) and Naspers (down 40%) were the additional top detractors from this sector.

The Fund’s weaker performing holdings in the Financials sector hindered performance. The Fund’s holdings underperformed the Index sector (down 12%, versus down 6%) but a larger average weighting (40%, versus 20% for the Index) somewhat offset the impact from the weaker stock selection. Julius Baer Group (down 29%) and Noah Holdings (down 58%) were key detractors during the period.

The Fund’s Communication Services holdings underperformed the Index sector (down 34%, versus down 12%). iQIYI (down 57%) and Baidu (down 23%) were among the largest detractors from performance.

The Fund also had no exposure in Energy, the highest performing sector of the MSCI, and relative performance suffered as a result. Another weak performer was Hollysys Automation Technologies (down 21%), an Information Technology holding.

The Fund had an average weighting of 29% of net assets in Chinese securities and these holdings were down 30% during the period.

Contributors to Performance

Materials and Health Care were the only two sectors that contributed to absolute performance. The Fund’s sole holding in the Materials sector and overall top contributor, Teck Resources (up 43%), outperformed the Index sector (up 1%). The Fund’s Health Care holdings outperformed the Index sector (up 3%, versus down 10%), mostly due to Novartis (up 9%).

The Fund’s relative performance also benefited from both outperforming (down 10%, versus down 22%) and being underweight (average weighting of 12%, versus 13%) in the weaker performing Information Technology sector. Tokyo Electron (down 7%) started the period off strong but finished on a negative note, thus being down for the entire period. Fortunately, the Fund sold a significant amount of shares after it reached its peak in early January 2022. As a result, Tokyo Electron was a top contributor for the period.

DBS Group Holdings (up 7%), a Financials holding, was another top contributor during the period. DBS Group Holdings was the largest holding at the end of the period, representing 8.16% of net assets.

Davis Select International ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select International ETF’s principal risks are: stock market risk, common stock risk, market trading risk, exchange-traded fund risk, foreign country risk, exposure to industry or sector risk, China risk-generally, headline risk, foreign market risk, large-capitalization companies risk, manager risk, authorized participant concentration risk, cybersecurity risk, emerging market risk, depositary receipts risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended April 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, April 30, 2022, unless otherwise noted.
[1]	The net asset value return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined.
[2]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select International ETF (DINT) versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
for an investment made at NAV on March 1, 2018

$15,000
$13,000
$11,000
$9,000
$7,000
MSCI ACWI® ex USA
DINT - NAV
MSCI ACWI® ex USA $11,077
DINT $8,755
03/01/18
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22

Average Annual Total Return for periods ended April 30, 2022

Fund & Benchmark Index	1-Year	Since Fund’s Inception (03/01/18)	Gross Expense Ratio	Net Expense Ratio
DINT - Net Asset Value (NAV)	(31.00)%	(3.14)%	0.66%	0.66%
DINT - Market Price	(31.12)%	(3.12)%	0.66%	0.66%
MSCI ACWI® ex USA	(10.31)%	2.48%

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the official closing price of the Fund at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended March 31, 2022

	1-Year	Since Fund’s Inception (03/01/18)
DINT - Net Asset Value (NAV)	(24.32)%	(1.49)%
DINT - Market Price	(24.66)%	(1.45)%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF	April 30, 2022 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/22 Net Assets)		(% of 04/30/22 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	79.98%	Diversified Financials	25.41%	5.13%
Common Stock (Foreign)	17.75%	Banks	22.40%	3.70%
Short-Term Investments	2.28%	Media & Entertainment	14.26%	7.47%
Other Assets & Liabilities	(0.01)%	Retailing	10.96%	6.07%
	100.00%	Health Care	9.06%	14.20%
		Insurance	7.69%	2.13%
		Information Technology	7.19%	27.37%
		Materials	2.20%	2.77%
		Capital Goods	0.83%	5.25%
		Energy	–	4.17%
		Food, Beverage & Tobacco	–	3.49%
		Other	–	18.25%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 04/30/22 Net Assets)

Berkshire Hathaway Inc., Class B	Diversified Financial Services	10.45%
Capital One Financial Corp.	Consumer Finance	10.21%
Alphabet Inc., Class C	Media & Entertainment	9.63%
Wells Fargo & Co.	Banks	6.45%
Amazon.com, Inc.	Retailing	5.57%
DBS Group Holdings Ltd.	Banks	5.54%
U.S. Bancorp	Banks	4.55%
Meta Platforms, Inc., Class A	Media & Entertainment	4.30%
Intel Corp.	Semiconductors & Semiconductor Equipment	4.26%
Cigna Corp.	Health Care Equipment & Services	3.83%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT FINANCIAL ETF	April 30, 2022 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/22 Net Assets)		(% of 04/30/22 Stock Holdings)

			Fund	S&P 500® Financials
Common Stock (U.S.)	79.90%	Banks	39.08%	33.77%
Common Stock (Foreign)	18.29%	Insurance	24.84%	19.40%
Short-Term Investments	1.59%	Consumer Finance	13.34%	5.50%
Other Assets & Liabilities	0.22%	Capital Markets	12.16%	25.89%
	100.00%	Diversified Financial Services	7.61%	15.44%
		Thrifts & Mortgage Finance	2.10%	–
		Retailing	0.87%	–
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 04/30/22 Net Assets)

Capital One Financial Corp.	Consumer Finance	8.49%
Chubb Ltd.	Property & Casualty Insurance	7.51%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	7.47%
U.S. Bancorp	Banks	6.33%
Markel Corp.	Property & Casualty Insurance	5.74%
Wells Fargo & Co.	Banks	5.23%
Loews Corp.	Property & Casualty Insurance	4.64%
American Express Co.	Consumer Finance	4.61%
DBS Group Holdings Ltd.	Banks	4.50%
PNC Financial Services Group, Inc.	Banks	4.24%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF	April 30, 2022 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/22 Net Assets)		(% of 04/30/22 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (Foreign)	51.28%	Banks	20.84%	7.08%
Common Stock (U.S.)	48.06%	Retailing	18.43%	4.89%
Short-Term Investments	0.64%	Diversified Financials	14.32%	4.30%
Other Assets & Liabilities	0.02%	Media & Entertainment	13.88%	5.79%
	100.00%	Information Technology	12.93%	21.56%
		Insurance	7.79%	3.14%
		Health Care	7.06%	12.28%
		Materials	1.62%	5.14%
		Food, Beverage & Tobacco	1.30%	4.22%
		Consumer Durables & Apparel	1.00%	1.88%
		Capital Goods	0.83%	6.19%
		Energy	–	4.64%
		Other	–	18.89%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/22 Stock Holdings)		(% of Fund’s 04/30/22 Net Assets)

United States	48.38%	DBS Group Holdings Ltd.	7.07%
China	19.51%	Berkshire Hathaway Inc., Class B	6.63%
Singapore	7.12%	Wells Fargo & Co.	6.52%
Denmark	5.20%	Danske Bank A/S	5.17%
South Korea	4.64%	JD.com, Inc., Class A, ADR	4.75%
Switzerland	4.04%	Alphabet Inc., Class C	4.46%
Hong Kong	3.87%	Julius Baer Group Ltd.	4.01%
Netherlands	2.86%	Cigna Corp.	3.97%
Bermuda	1.73%	Meta Platforms, Inc., Class A	3.89%
Canada	1.62%	Ping An Insurance (Group) Co. of China, Ltd. - H	3.89%
South Africa	0.81%
United Kingdom	0.22%
	100.00%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT INTERNATIONAL ETF	April 30, 2022 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 04/30/22 Net Assets)		(% of 04/30/22 Stock Holdings)

				MSCI
				ACWI®
			Fund	EX USA
Common Stock (Foreign)	94.00%	Banks	25.76%	12.54%
Short-Term Investments	5.55%	Retailing	21.52%	3.03%
Other Assets & Liabilities	0.45%	Information Technology	12.14%	11.54%
	100.00%	Insurance	10.01%	4.54%
		Capital Goods	8.43%	7.86%
		Diversified Financials	6.08%	3.34%
		Media & Entertainment	4.82%	3.10%
		Health Care	4.09%	9.61%
		Materials	3.28%	8.83%
		Consumer Durables & Apparel	3.05%	3.31%
		Consumer Services	0.82%	1.22%
		Energy	–	5.68%
		Other	–	25.40%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 04/30/22 Stock Holdings)		(% of Fund’s 04/30/22 Net Assets)

China	30.19%	DBS Group Holdings Ltd.	8.16%
South Korea	9.44%	Bank of N.T. Butterfield & Son Ltd.	5.66%
Switzerland	9.22%	Danske Bank A/S	5.57%
Singapore	8.68%	JD.com, Inc., Class A, ADR	5.38%
Bermuda	6.02%	Samsung Electronics Co., Ltd.	5.11%
Denmark	5.93%	AIA Group Ltd.	5.07%
Hong Kong	5.39%	Julius Baer Group Ltd.	4.83%
Norway	4.86%	DNB Bank ASA	4.57%
United Kingdom	3.70%	Alibaba Group Holding Ltd., ADR	4.47%
Canada	3.28%	Ping An Insurance (Group) Co. of China, Ltd. - H	4.34%
France	3.20%
Netherlands	3.14%
Japan	2.58%
South Africa	2.57%
Germany	1.80%
	100.00%

DAVIS FUNDAMENTAL ETF TRUST	Expense Example (Unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended April 30, 2022.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares or annual fees to financial intermediaries. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or annual fees were included, your costs would be higher. For additional information visit the Funds’ website at www.davisetfs.com.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(11/01/21)	(04/30/22)	(11/01/21-04/30/22)
Davis Select U.S. Equity ETF
(annualized expense ratio 0.60%**)
Actual	$1,000.00	$858.26	$2.76
Hypothetical	$1,000.00	$1,021.82	$3.01
Davis Select Financial ETF
(annualized expense ratio 0.62%**)
Actual	$1,000.00	$896.93	$2.92
Hypothetical	$1,000.00	$1,021.72	$3.11
Davis Select Worldwide ETF
(annualized expense ratio 0.62%**)
Actual	$1,000.00	$815.31	$2.79
Hypothetical	$1,000.00	$1,021.72	$3.11
Davis Select International ETF
(annualized expense ratio 0.66%**)
Actual	$1,000.00	$815.08	$2.97
Hypothetical	$1,000.00	$1,021.52	$3.31

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	April 30, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.73%)
COMMUNICATION SERVICES – (13.93%)
Media & Entertainment – (13.93%)
Alphabet Inc., Class C *	14,136	$32,503,329
Meta Platforms, Inc., Class A *	72,365	14,507,011
	Total Communication Services	47,010,340
CONSUMER DISCRETIONARY – (10.71%)
Retailing – (10.71%)
Alibaba Group Holding Ltd., ADR (China)*	71,764	6,967,567
Amazon.com, Inc. *	7,562	18,796,334
JD.com, Inc., Class A, ADR (China)	130,966	8,075,363
Naspers Ltd. - N (South Africa)	7,553	761,765
Prosus N.V., Class N (Netherlands)	30,543	1,473,048
Vroom, Inc. *	48,012	74,899
	Total Consumer Discretionary	36,148,976
FINANCIALS – (54.24%)
Banks – (21.89%)
Bank of America Corp.	167,560	5,978,541
Danske Bank A/S (Denmark)	249,240	3,823,054
DBS Group Holdings Ltd. (Singapore)	769,991	18,680,457
JPMorgan Chase & Co.	69,274	8,268,545
U.S. Bancorp	315,867	15,338,501
Wells Fargo & Co.	498,954	21,769,363
		73,858,461
Diversified Financials – (24.84%)
Capital Markets – (2.63%)
Bank of New York Mellon Corp.	211,174	8,881,979
Consumer Finance – (11.76%)
American Express Co.	29,823	5,210,377
Capital One Financial Corp.	276,418	34,447,211
		39,657,588
Diversified Financial Services – (10.45%)
Berkshire Hathaway Inc., Class B *	109,245	35,267,563
		83,807,130
Insurance – (7.51%)
Life & Health Insurance – (3.81%)
AIA Group Ltd. (Hong Kong)	639,020	6,277,577
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,041,090	6,580,431
		12,858,008
Property & Casualty Insurance – (3.70%)
Markel Corp. *	9,238	12,501,601
		25,359,609
	Total Financials	183,025,200
HEALTH CARE – (8.86%)
Health Care Equipment & Services – (5.80%)
Cigna Corp.	52,387	12,928,064
Quest Diagnostics Inc.	49,526	6,628,560
		19,556,624

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	April 30, 2022 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (3.06%)
	Viatris Inc.	999,835	$10,328,295
		Total Health Care	29,884,919
INDUSTRIALS – (0.81%)
Capital Goods – (0.81%)
	Owens Corning	30,022	2,729,900
		Total Industrials	2,729,900
INFORMATION TECHNOLOGY – (7.03%)
Semiconductors & Semiconductor Equipment – (7.03%)
	Applied Materials, Inc.	84,620	9,337,817
	Intel Corp.	329,457	14,361,031
		Total Information Technology	23,698,848
MATERIALS – (2.15%)
	Teck Resources Ltd., Class B (Canada)	183,722	7,249,670
		Total Materials	7,249,670
	TOTAL COMMON STOCK – (Identified cost $264,352,249)		329,747,853
SHORT-TERM INVESTMENTS – (2.28%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.29%, 05/02/22, dated 04/29/22, repurchase value of $4,278,103 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-8.00%, 11/20/22-04/15/57, total market value $4,363,560)	$4,278,000	4,278,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.30%, 05/02/22, dated 04/29/22, repurchase value of $3,418,085 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 2.50%, 03/01/42, total market value $3,486,360)	3,418,000	3,418,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,696,000)		7,696,000
	Total Investments – (100.01%) – (Identified cost $272,048,249)		337,443,853
	Liabilities Less Other Assets – (0.01%)		(22,190)
		Net Assets – (100.00%)	$337,421,663

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	April 30, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.19%)
CONSUMER DISCRETIONARY – (0.85%)
Retailing – (0.85%)
Prosus N.V., Class N (Netherlands)	33,514	$1,616,336
	Total Consumer Discretionary	1,616,336
FINANCIALS – (97.34%)
Banks – (40.44%)
Banks – (38.38%)
Bank of America Corp.	218,375	7,791,620
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	135,031	4,325,043
Danske Bank A/S (Denmark)	361,926	5,551,527
DBS Group Holdings Ltd. (Singapore)	351,486	8,527,267
DNB Bank ASA (Norway)	230,059	4,457,925
JPMorgan Chase & Co.	54,702	6,529,231
M&T Bank Corp.	22,925	3,820,222
Metro Bank PLC (United Kingdom)*	313,858	348,450
PNC Financial Services Group, Inc.	48,464	8,049,870
Truist Financial Corp.	30,318	1,465,875
U.S. Bancorp	247,208	12,004,421
Wells Fargo & Co.	227,134	9,909,856
		72,781,307
Thrifts & Mortgage Finance – (2.06%)
Rocket Companies, Inc., Class A	442,030	3,911,965
		76,693,272
Diversified Financials – (32.51%)
Capital Markets – (11.94%)
Bank of New York Mellon Corp.	165,253	6,950,541
Charles Schwab Corp.	95,811	6,355,144
Julius Baer Group Ltd. (Switzerland)	161,566	7,720,887
State Street Corp.	24,062	1,611,432
		22,638,004
Consumer Finance – (13.10%)
American Express Co.	50,076	8,748,778
Capital One Financial Corp.	129,211	16,102,275
		24,851,053
Diversified Financial Services – (7.47%)
Berkshire Hathaway Inc., Class B *	43,887	14,168,040
		61,657,097
Insurance – (24.39%)
Life & Health Insurance – (1.13%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	339,000	2,142,722
Property & Casualty Insurance – (17.89%)
Chubb Ltd.	69,004	14,245,876
Loews Corp.	139,971	8,795,777
Markel Corp. *	8,047	10,889,844
		33,931,497
Reinsurance – (5.37%)
Alleghany Corp. *	8,949	7,485,839
Everest Re Group, Ltd.	7,100	1,950,441

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	April 30, 2022 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	107,830	$741,870
			10,178,150
			46,252,369
		Total Financials	184,602,738
	TOTAL COMMON STOCK – (Identified cost $164,202,705)		186,219,074
SHORT-TERM INVESTMENTS – (1.59%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.29%, 05/02/22, dated 04/29/22, repurchase value of $1,673,040 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-8.00%, 11/20/22-04/15/57, total market value $1,706,460)	$1,673,000	1,673,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.30%, 05/02/22, dated 04/29/22, repurchase value of $1,337,033 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-4.50%, 03/01/28-12/01/51, total market value $1,363,740)	1,337,000	1,337,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,010,000)		3,010,000
	Total Investments – (99.78%) – (Identified cost $167,212,705)		189,229,074
	Other Assets Less Liabilities – (0.22%)		423,769
	Net Assets – (100.00%)		$189,652,843

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	April 30, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.34%)
COMMUNICATION SERVICES – (13.79%)
Media & Entertainment – (13.79%)
Alphabet Inc., Class C *	5,226	$12,016,298
Baidu, Inc., Class A, ADR (China)*	4,972	617,373
IAC/InterActiveCorp *	32,794	2,717,967
iQIYI, Inc., Class A, ADR (China)*	254,439	905,803
Liberty Media Corp., Liberty Formula One, Series A *	70,037	4,021,524
Liberty Media Corp., Liberty Formula One, Series C *	93,121	5,804,232
Meta Platforms, Inc., Class A *	52,293	10,483,178
Vimeo, Inc. *	54,252	552,828
	Total Communication Services	37,119,203
CONSUMER DISCRETIONARY – (19.31%)
Consumer Durables & Apparel – (1.00%)
Fila Holdings Corp. (South Korea)	104,788	2,677,436
Retailing – (18.31%)
Alibaba Group Holding Ltd., ADR (China)*	96,676	9,386,273
Amazon.com, Inc. *	3,307	8,219,978
Coupang, Inc., Class A (South Korea)*	152,937	1,968,299
JD.com, Inc., Class A, ADR (China)	207,428	12,790,010
Meituan, Class B (China)*	326,940	7,005,146
Naspers Ltd. - N (South Africa)	21,354	2,153,678
Prosus N.V., Class N (Netherlands)	158,369	7,637,925
Vroom, Inc. *	89,248	139,227
		49,300,536
	Total Consumer Discretionary	51,977,972
CONSUMER STAPLES – (1.29%)
Food, Beverage & Tobacco – (1.29%)
Darling Ingredients Inc. *	47,233	3,466,430
	Total Consumer Staples	3,466,430
FINANCIALS – (42.66%)
Banks – (20.70%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	144,636	4,632,691
Danske Bank A/S (Denmark)	906,929	13,911,244
DBS Group Holdings Ltd. (Singapore)	784,536	19,033,328
Metro Bank PLC (United Kingdom)*	533,229	591,999
Wells Fargo & Co.	402,418	17,557,497
		55,726,759
Diversified Financials – (14.22%)
Capital Markets – (4.61%)
Julius Baer Group Ltd. (Switzerland)	226,107	10,805,161
Noah Holdings Ltd., Class A, ADS (China)*	89,762	1,613,023
		12,418,184
Consumer Finance – (2.98%)
Capital One Financial Corp.	64,512	8,039,485
Diversified Financial Services – (6.63%)
Berkshire Hathaway Inc., Class B *	55,276	17,844,751
		38,302,420

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	April 30, 2022 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (7.74%)
Life & Health Insurance – (7.74%)
AIA Group Ltd. (Hong Kong)	1,054,190	$10,356,107
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,658,275	10,481,480
		20,837,587
	Total Financials	114,866,766
HEALTH CARE – (7.01%)
Health Care Equipment & Services – (3.97%)
Cigna Corp.	43,274	10,679,158
Pharmaceuticals, Biotechnology & Life Sciences – (3.04%)
Viatris Inc.	793,652	8,198,425
	Total Health Care	18,877,583
INDUSTRIALS – (0.82%)
Capital Goods – (0.82%)
Owens Corning	24,410	2,219,601
	Total Industrials	2,219,601
INFORMATION TECHNOLOGY – (12.85%)
Semiconductors & Semiconductor Equipment – (5.81%)
Applied Materials, Inc.	50,143	5,533,280
Intel Corp.	232,096	10,117,065
		15,650,345
Software & Services – (0.67%)
Clear Secure, Inc., Class A *	58,956	1,793,441
Technology Hardware & Equipment – (6.37%)
Hollysys Automation Technologies Ltd. (China)	608,847	9,376,244
Samsung Electronics Co., Ltd. (South Korea)	145,753	7,767,694
		17,143,938
	Total Information Technology	34,587,724
MATERIALS – (1.61%)
Teck Resources Ltd., Class B (Canada)	110,058	4,342,889
	Total Materials	4,342,889
TOTAL COMMON STOCK – (Identified cost $270,646,281)		267,458,168
SHORT-TERM INVESTMENTS – (0.64%)
StoneX Financial Inc. Joint Repurchase Agreement, 0.29%, 05/02/22, dated 04/29/22, repurchase value of $953,023 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-8.00%, 11/20/22-04/15/57, total market value $972,060)	$953,000	953,000
Truist Securities, Inc. Joint Repurchase Agreement, 0.30%, 05/02/22, dated 04/29/22, repurchase value of $762,019 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-4.00%, 01/01/28-04/01/52, total market value $777,240)	762,000	762,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,715,000)		1,715,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	April 30, 2022 (Unaudited)

	Total Investments – (99.98%) – (Identified cost $272,361,281)	$269,173,168
	Other Assets Less Liabilities – (0.02%)	59,999
	Net Assets – (100.00%)	$269,233,167

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	April 30, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (94.00%)
COMMUNICATION SERVICES – (4.53%)
Media & Entertainment – (4.53%)
Baidu, Inc., Class A, ADR (China)*	44,457	$5,520,226
iQIYI, Inc., Class A, ADR (China)*	356,869	1,270,453
	Total Communication Services	6,790,679
CONSUMER DISCRETIONARY – (23.86%)
Consumer Durables & Apparel – (2.86%)
Fila Holdings Corp. (South Korea)	167,915	4,290,392
Consumer Services – (0.77%)
Trip.com Group Ltd., ADR (China)*	48,576	1,148,823
Retailing – (20.23%)
Alibaba Group Holding Ltd., ADR (China)*	68,943	6,693,676
Coupang, Inc., Class A (South Korea)*	104,656	1,346,923
JD.com, Inc., Class A, ADR (China)	130,789	8,064,450
Meituan, Class B (China)*	288,070	6,172,301
Naspers Ltd. - N (South Africa)	35,921	3,622,846
Prosus N.V., Class N (Netherlands)	91,720	4,423,533
		30,323,729
	Total Consumer Discretionary	35,762,944
FINANCIALS – (39.34%)
Banks – (24.21%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	264,756	8,480,135
Danske Bank A/S (Denmark)	544,165	8,346,863
DBS Group Holdings Ltd. (Singapore)	503,890	12,224,683
DNB Bank ASA (Norway)	353,591	6,851,642
Metro Bank PLC (United Kingdom)*	345,000	383,024
		36,286,347
Diversified Financials – (5.72%)
Capital Markets – (5.72%)
Julius Baer Group Ltd. (Switzerland)	151,466	7,238,230
Noah Holdings Ltd., Class A, ADS (China)*	74,284	1,334,883
		8,573,113
Insurance – (9.41%)
Life & Health Insurance – (9.41%)
AIA Group Ltd. (Hong Kong)	772,890	7,592,684
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,029,846	6,509,361
		14,102,045
	Total Financials	58,961,505
HEALTH CARE – (3.84%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.84%)
Novartis AG, ADR (Switzerland)	32,302	2,843,545
Roche Holding AG - Genusschein (Switzerland)	7,853	2,912,000
	Total Health Care	5,755,545
INDUSTRIALS – (7.92%)
Capital Goods – (7.92%)
Brenntag SE (Germany)	32,818	2,532,351
Ferguson PLC (United Kingdom)	38,531	4,833,683
Schneider Electric SE (France)	31,427	4,508,804
	Total Industrials	11,874,838

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	April 30, 2022 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (11.42%)
Semiconductors & Semiconductor Equipment – (2.42%)
	Tokyo Electron Ltd. (Japan)	8,600	$3,628,739
Technology Hardware & Equipment – (9.00%)
	Hollysys Automation Technologies Ltd. (China)	377,774	5,817,720
	Samsung Electronics Co., Ltd. (South Korea)	143,782	7,662,652
			13,480,372
		Total Information Technology	17,109,111
MATERIALS – (3.09%)
	Teck Resources Ltd., Class B (Canada)	117,253	4,626,803
		Total Materials	4,626,803
	TOTAL COMMON STOCK – (Identified cost $158,510,726)		140,881,425
SHORT-TERM INVESTMENTS – (5.55%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.29%, 05/02/22, dated 04/29/22, repurchase value of $4,621,112 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.625%-8.00%, 11/20/22-04/15/57, total market value $4,713,420)	$4,621,000	4,621,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.30%, 05/02/22, dated 04/29/22, repurchase value of $3,691,092 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.375%-4.00%, 05/24/24-04/01/52, total market value $3,764,820)	3,691,000	3,691,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,312,000)		8,312,000
	Total Investments – (99.55%) – (Identified cost $166,822,726)		149,193,425
	Other Assets Less Liabilities – (0.45%)		673,279
	Net Assets – (100.00%)		$149,866,704

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Assets and Liabilities
At April 30, 2022 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$337,443,853	$189,229,074	$269,173,168	$149,193,425
Cash	590	550	423	304
Cash - foreign currencies**	–	–	41,580	–
Receivables:
Dividends and interest	175,842	572,464	230,470	719,590
Investment securities sold	34,896	–	3,821,719	116,622
Prepaid expenses	5,600	3,093	5,327	3,551
Total assets	337,660,781	189,805,181	273,272,687	150,033,492
LIABILITIES:
Payables:
Capital stock redeemed	–	–	3,806,866	–
Accrued audit fees	9,518	9,518	9,518	9,518
Accrued accounting, custodian, and transfer agent fees	49,700	39,100	74,500	70,475
Accrued investment advisory fees	168,795	94,923	136,597	75,056
Other accrued expenses	11,105	8,797	12,039	11,739
Total liabilities	239,118	152,338	4,039,520	166,788
NET ASSETS	$337,421,663	$189,652,843	$269,233,167	$149,866,704
SHARES OUTSTANDING	11,350,000	6,750,000	10,750,000	9,150,000
NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$29.73	$28.10	$25.04	$16.38
NET ASSETS CONSIST OF:
Paid-in capital	$257,324,393	$152,390,501	$274,529,622	$169,498,921
Distributable earnings (losses)	80,097,270	37,262,342	(5,296,455)	(19,632,217)
Net Assets	$337,421,663	$189,652,843	$269,233,167	$149,866,704
*Including:
Cost of investments	$272,048,249	$167,212,705	$272,361,281	$166,822,726
**Cost of cash - foreign currencies	–	–	42,642	–

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Operations
For the six months ended April 30, 2022 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
INVESTMENT INCOME:
Income:
Dividends*	$2,378,849	$2,730,340	$2,508,386	$2,091,004
Interest	5,099	1,763	1,021	3,264
Total income	2,383,948	2,732,103	2,509,407	2,094,268
Expenses:
Investment advisory fees (Note 3)	1,034,872	575,520	921,083	542,714
Accounting, custodian, and transfer agent fees	54,611	42,518	74,362	69,605
Audit fees	9,518	9,518	9,518	9,518
Legal fees	6,918	3,916	6,257	3,946
Reports to shareholders	6,220	4,649	8,112	4,340
Trustees’ fees and expenses	11,153	6,990	10,376	7,083
Registration and filing fees	13	7	11	6
Miscellaneous	13,239	9,671	13,268	10,817
Total expenses	1,136,544	652,789	1,042,987	648,029
Net investment income	1,247,404	2,079,314	1,466,420	1,446,239
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	6,806,936	110,568	(6,497,456)	4,040,297
In-kind redemptions	7,408,288	13,980,038	13,535,142	20,524,624
Foreign currency transactions	(3,453)	(14,091)	(18,970)	(17,203)
Net realized gain	14,211,771	14,076,515	7,018,716	24,547,718
Net change in unrealized appreciation (depreciation)	(70,051,195)	(37,967,189)	(72,775,633)	(61,841,391)
Net realized and unrealized loss on investments and foreign currency transactions	(55,839,424)	(23,890,674)	(65,756,917)	(37,293,673)
Net decrease in net assets resulting from operations	$(54,592,020)	$(21,811,360)	$(64,290,497)	$(35,847,434)
*Net of foreign taxes withheld of	$24,902	$114,504	$117,754	$244,118

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the six months ended April 30, 2022 (Unaudited)

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income	$1,247,404	$2,079,314	$1,466,420	$1,446,239
Net realized gain from investments, in-kind redemptions, and foreign currency transactions	14,211,771	14,076,515	7,018,716	24,547,718
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(70,051,195)	(37,967,189)	(72,775,633)	(61,841,391)
Net decrease in net assets resulting from operations	(54,592,020)	(21,811,360)	(64,290,497)	(35,847,434)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(4,358,400)	(4,857,450)	(3,744,800)	(5,087,400)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,759,522	19,169,363	–	5,329,802
Cost of shares redeemed	(16,190,570)	(31,860,933)	(47,589,984)	(73,237,192)
Net increase (decrease) in net assets resulting from capital share transactions	568,952	(12,691,570)	(47,589,984)	(67,907,390)
Total decrease in net assets	(58,381,468)	(39,360,380)	(115,625,281)	(108,842,224)
NET ASSETS:
Beginning of period	395,803,131	229,013,223	384,858,448	258,708,928
End of period	$337,421,663	$189,652,843	$269,233,167	$149,866,704
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	11,300,000	7,150,000	12,400,000	12,600,000
Shares sold	500,000	600,000	–	300,000
Shares redeemed	(450,000)	(1,000,000)	(1,650,000)	(3,750,000)
Shares outstanding, end of period	11,350,000	6,750,000	10,750,000	9,150,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the year ended October 31, 2021

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income	$1,857,162	$2,693,145	$2,039,351	$3,041,039
Net realized gain (loss) from investments, in-kind redemptions, and foreign currency transactions	11,989,585	6,217,358	14,263,920	(16,910,340)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	92,033,857	78,443,084	31,375,271	6,952,690
Net increase (decrease) in net assets resulting from operations	105,880,604	87,353,587	47,678,542	(6,916,611)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(1,579,400)	(2,255,500)	(825,000)	(764,800)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,920,180	18,419,065	56,894,441	54,334,418
Cost of shares redeemed	(4,537,560)	–	(3,143,143)	(24,077,147)
Net increase in net assets resulting from capital share transactions	23,382,620	18,419,065	53,751,298	30,257,271
Total increase in net assets	127,683,824	103,517,152	100,604,840	22,575,860
NET ASSETS:
Beginning of year	268,119,307	125,496,071	284,253,608	236,133,068
End of year	$395,803,131	$229,013,223	$384,858,448	$258,708,928
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	10,600,000	6,500,000	10,800,000	11,450,000
Shares sold	850,000	650,000	1,700,000	2,300,000
Shares redeemed	(150,000)	–	(100,000)	(1,150,000)
Shares outstanding, end of year	11,300,000	7,150,000	12,400,000	12,600,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements
April 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds: Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).

Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).

Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.

Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.

Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.

Because of the risk inherent in any investment program, the Trust cannot ensure that the investment objective of its series will be achieved. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Funds’ investments and thus performance of the Funds. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of April 30, 2022 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$47,010,340	$–	$37,119,203	$6,790,679
Consumer Discretionary	33,914,163	–	32,503,787	17,253,872
Consumer Staples	–	–	3,466,430	–
Financials	147,663,681	155,853,960	49,687,447	9,815,018
Health Care	29,884,919	–	18,877,583	2,843,545
Industrials	2,729,900	–	2,219,601	–
Information Technology	23,698,848	–	26,820,030	5,817,720
Materials	7,249,670	–	4,342,889	4,626,803
Total Level 1	292,151,521	155,853,960	175,036,970	47,147,637
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Consumer Discretionary	2,234,813	1,616,336	19,474,185	18,509,072
Financials	35,361,519	28,748,778	65,179,319	49,146,487
Health Care	–	–	–	2,912,000
Industrials	–	–	–	11,874,838
Information Technology	–	–	7,767,694	11,291,391
Short-Term Investments	7,696,000	3,010,000	1,715,000	8,312,000
Total Level 2	45,292,332	33,375,114	94,136,198	102,045,788
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$337,443,853	$189,229,074	$269,173,168	$149,193,425

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of April 30, 2022, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2018.

Capital losses will be carried forward to future years if not offset by gains. At October 31, 2021, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Select	Davis Select
	Worldwide ETF	International ETF
Character
Short-term	$7,867,074	$16,393,369
Long-term	–	8,194,335
Total	$7,867,074	$24,587,704

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At April 30, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost	$272,308,235	$167,704,794	$274,657,642	$169,995,457
Unrealized appreciation	$84,761,762	$33,826,632	$46,550,183	$17,694,951
Unrealized depreciation	(19,626,144)	(12,302,352)	(52,034,657)	(38,496,983)
Net unrealized appreciation (depreciation)	$65,135,618	$21,524,280	$(5,484,474)	$(20,802,032)

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, corporate actions, in-kind transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) during the six months ended April 30, 2022 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of purchases	$35,666,790	$5,944,779	$34,039,219	$14,777,094
Proceeds from sales	29,784,097	4,704,391	38,630,707	34,377,431

The cost of in-kind purchases and proceeds from in-kind redemptions of investment securities during the six months ended April 30, 2022 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of in-kind purchases	$11,408,950	$15,680,046	$–	$1,890,172
Proceeds from in-kind redemptions	15,681,161	31,291,002	42,502,577	60,610,401

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
April 30, 2022 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

As of April 30, 2022, related shareholders with greater than 20% of outstanding shares were as follows:

Davis Select	Davis Select	Davis Select
U.S. Equity ETF	Financial ETF	International ETF
29%	30%	43%

Investment activities of this shareholder could have a material impact on the Funds.

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser has contractually agreed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual Fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%), until March 1, 2023. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date without the consent of the Board of Trustees. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds.

Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.

Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.

NOTE 4 - CAPITAL STOCK

As of April 30, 2022, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Authorized Participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

DAVIS FUNDAMENTAL ETF TRUST

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Six months ended April 30, 2022[e]	$35.03	$0.11	$(5.03)	$(4.92)
Year ended October 31, 2021	$25.29	$0.17	$9.72	$9.89
Year ended October 31, 2020	$24.59	$0.15	$0.84	$0.99
Year ended October 31, 2019	$22.78	$0.18	$2.18	$2.36
Year ended October 31, 2018	$22.56	$0.20	$0.18	$0.38
Period from January 11, 2017[g] to October 31, 2017	$20.13	$0.13	$2.30	$2.43
Davis Select Financial ETF:
Six months ended April 30, 2022[e]	$32.03	$0.31	$(3.55)	$(3.24)
Year ended October 31, 2021	$19.31	$0.39	$12.68	$13.07
Year ended October 31, 2020	$24.34	$0.35	$(4.74)	$(4.39)
Year ended October 31, 2019	$23.01	$0.36	$1.61	$1.97
Year ended October 31, 2018	$23.22	$0.29	$(0.23)	$0.06
Period from January 11, 2017[g] to October 31, 2017	$20.10	$0.14	$2.98	$3.12
Davis Select Worldwide ETF:
Six months ended April 30, 2022[e]	$31.04	$0.13	$(5.83)	$(5.70)
Year ended October 31, 2021	$26.32	$0.17	$4.63	$4.80
Year ended October 31, 2020	$23.58	$0.07	$3.24	$3.31
Year ended October 31, 2019	$22.53	$0.14	$1.71	$1.85
Year ended October 31, 2018	$25.10	$0.18	$(2.70)	$(2.52)
Period from January 11, 2017[g] to October 31, 2017	$20.15	$0.04	$4.91	$4.95
Davis Select International ETF:
Six months ended April 30, 2022[e]	$20.53	$0.14	$(3.87)	$(3.73)
Year ended October 31, 2021	$20.62	$0.24	$(0.27)	$(0.03)
Year ended October 31, 2020	$17.93	$0.05	$3.13	$3.18
Year ended October 31, 2019	$16.32	$0.19	$1.48	$1.67
Period from March 1, 2018[g] to October 31, 2018	$19.74	$0.13	$(3.55)	$(3.42)

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the Cboe Global Markets, Inc., and may be greater or less than net asset value, depending on the 4:00 P.M. EST official closing price of the Fund. Until December 2020, market price was determined using the midpoint of the bid-ask prices. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.18)	$(0.20)	$(0.38)	$29.73	(14.17)%	$29.77	(14.07)%	$337,422	0.60%[f]	0.60%[f]	0.66%[f]	8%
$(0.15)	$–	$(0.15)	$35.03	39.19%	$35.03	39.41%	$395,803	0.61%	0.61%	0.51%	24%
$(0.29)	$–	$(0.29)	$25.29	4.02%	$25.29	4.00%	$268,119	0.62%	0.62%	0.62%	16%
$(0.15)	$(0.40)	$(0.55)	$24.59	10.94%	$24.59	10.82%	$206,541	0.63%	0.63%	0.78%	12%
$(0.08)	$(0.08)	$(0.16)	$22.78	1.66%	$22.81	1.48%	$131,014	0.65%	0.63%	0.83%	28%
$–	$–	$–	$22.56	12.11%	$22.63	12.43%	$75,592	0.81%[f]	0.60%[f]	0.75%[f]	6%

$(0.40)	$(0.29)	$(0.69)	$28.10	(10.31)%	$28.10	(10.41)%	$189,653	0.62%[f]	0.62%[f]	1.99%[f]	2%
$(0.35)	$–	$(0.35)	$32.03	68.35%	$32.07	68.71%	$229,013	0.62%	0.62%	1.40%	10%
$(0.36)	$(0.28)	$(0.64)	$19.31	(18.70)%	$19.32	(18.68)%	$125,496	0.64%	0.64%	1.66%	20%
$(0.27)	$(0.37)	$(0.64)	$24.34	9.15%	$24.36	9.13%	$144,852	0.64%	0.64%	1.59%	15%
$(0.10)	$(0.17)	$(0.27)	$23.01	0.18%	$23.02	(0.00)%[h]	$150,692	0.64%	0.64%	1.22%	20%
$–	$–	$–	$23.22	15.50%	$23.28	15.77%	$94,038	0.76%[f]	0.65%[f]	0.81%[f]	13%

$(0.30)	$–	$(0.30)	$25.04	(18.47)%	$25.05	(18.29)%	$269,233	0.62%[f]	0.62%[f]	0.88%[f]	10%
$(0.08)	$–	$(0.08)	$31.04	18.22%	$30.97	18.00%	$384,858	0.62%	0.62%	0.53%	32%
$(0.57)	$–	$(0.57)	$26.32	14.14%	$26.34	14.14%	$284,254	0.63%	0.63%	0.29%	28%
$(0.13)	$(0.67)	$(0.80)	$23.58	8.99%	$23.60	8.97%	$225,199	0.63%	0.63%	0.63%	17%
$(0.02)	$(0.03)	$(0.05)	$22.53	(10.08)%	$22.55	(10.30)%	$220,779	0.64%	0.64%	0.68%	36%
$–	$–	$–	$25.10	24.58%	$25.19	24.99%	$99,156	0.86%[f]	0.65%[f]	0.19%[f]	14%

$(0.42)	$–	$(0.42)	$16.38	(18.49)%	$16.39	(18.20)%	$149,867	0.66%[f]	0.66%[f]	1.47%[f]	8%
$(0.06)	$–	$(0.06)	$20.53	(0.16)%	$20.48	(0.41)%	$258,709	0.64%	0.64%	1.05%	11%
$(0.49)	$–	$(0.49)	$20.62	17.94%	$20.66	17.86%	$236,133	0.65%	0.65%	0.28%	34%
$(0.06)	$–	$(0.06)	$17.93	10.37%	$17.98	10.50%	$133,609	0.68%	0.68%	1.09%	19%
$–	$–	$–	$16.32	(17.36)%	$16.34	(17.27)%	$60,371	0.85%[f]	0.75%[f]	1.05%[f]	17%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.

[e]	Unaudited.

[f]	Annualized.

[g]	Commencement of investment operations is the date the initial creation units were established.

[h]	Down less than 0.005%.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Trustees and Officers

For the purpose of their service as Trustees to the Davis Fundamental ETF Trust, the business address for each of the Trustees is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Trustee serves until retirement, resignation, death, or removal.

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships Held by Trustee During the Past Five Years

Independent Trustees

Ralph J. Egizi (03/31/48) Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments, Eastman Chemical Company (manufacturer of chemicals, fibers, and plastics), from 1999 to 2013.	4	None

Thomas D. Tays (03/07/57) Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	4	Director, Davis Funds SICAV.

Interested Trustee*

Kenneth C. Eich (08/14/53) Trustee/Chairman since 2016	Chief Operating Officer, Davis Selected Advisers, L.P.	4	None

* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the 1940 Act.

Officers

Lisa J. Cohen (born 04/25/89, Officer of Davis Fundamental ETF Trust since 2021). Vice President and Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Christopher C. Davis (born 07/13/65, Officer of Davis Fundamental ETF Trust since 2016). President of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director, Davis Funds, Selected Funds, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Officer of Davis Fundamental ETF Trust since 2016). Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Officer of Davis Fundamental ETF Trust since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Jeffrey M. Pittman (born 03/03/72, Officer of Davis Fundamental ETF Trust since 2021). Assistant Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios); Assistant Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Randi J. Roessler (born 06/26/81, Officer of Davis Fundamental ETF Trust since 2018). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS FUNDAMENTAL ETF TRUST

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisetfs.com. Fact Sheets are available on the Funds’ website at www.davisetfs.com.

ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Trustees has determined that independent trustee Thomas D. Tays qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: June 28, 2022

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: June 28, 2022